Exhibit 99.1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

MF1 REIT III LLC (the “Company”)
J.P. Morgan Securities LLC
Atlas SP Partners, L.P.
ATLAS SP Securities, a division of Apollo Global Securities, LLC
Morgan Stanley & Co. LLC
Goldman Sachs & Co. LLC
Santander US Capital Markets LLC
Performance Trust Capital Partners, LLC
(collectively, the “Specified Parties”)

Re: MF1 2026-FL22 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “MF1 2026-FL22 Data Tape CSR.xlsx” provided by the Company on April 23, 2026 (the “Data File”), containing information on 33 collateral interests (the “Collateral Interests”) and the 49 related mortgaged properties (the “Mortgaged Properties”) as of May 9, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by MF1 2026-FL22 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the rate of 3.700%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
April 23, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Cross-Collateralization Agreement, Loan Agreement, Promissory Note
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll Statement
Unit of Measure	Underwritten Rent Roll Statement
Occupancy (%)	Underwritten Rent Roll Statement
Occupancy Date	Underwritten Rent Roll Statement
Ownership Interest	Title Policy, Mortgage
Loan Purpose	Settlement Statement, Purchase and Sale Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement, Promissory Note
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Title Policy, Loan Amendment
Mortgage Loan Initial Funded Amount ($)	Settlement Statement
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Settlement Statement, Loan Agreement, Loan Amendment
Future Funding Advance Conditions	Loan Agreement, Loan Amendment, Promissory Note
Mortgage Loan Balloon Balance ($)	Loan Agreement, Loan Amendment, Promissory Note, Amortization Schedule

ATTACHMENT A

Attribute	Source Document(s)
Rate Type	Loan Agreement, Loan Amendment, Promissory Note
Index	Loan Agreement, Loan Amendment, Promissory Note
Mortgage Loan Margin	Loan Agreement, Loan Amendment, Promissory Note
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Loan Amendment, Promissory Note
Mortgage Loan Margin Change Description	Loan Agreement, Loan Amendment, Promissory Note
Mortgage Loan Index Floor	Loan Agreement, Loan Amendment, Promissory Note
Mortgage Loan Index Cap	Rate Cap Confirmation
Mortgage Loan Index Cap Termination Date	Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Rate Cap Confirmation
Collateral Interest Margin	Loan Agreement, Loan Amendment, Promissory Note
Junior Participation Balloon Payment ($)	Loan Agreement, Loan Amendment, Promissory Note
Junior Participation Cut-off Date Margin	Loan Agreement, Loan Amendment, Promissory Note
Junior Participation Cut-off Date Interest Rate	Loan Agreement, Loan Amendment, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Loan Amendment, Promissory Note
ARD Loan (Y/N)	Loan Agreement, Loan Amendment, Promissory Note
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Extension Options (Y/N)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Extension Options Description	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Amortization Type During Extensions	Loan Agreement, Loan Amendment, Promissory Note
First Extension Period (months)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
First Extension Period Requirements	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
First Extension Benchmark Cap	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Second Extension Period (months)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter

ATTACHMENT A

Attribute	Source Document(s)
Second Extension Period Requirements	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Second Extension Benchmark Cap	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Third Extension Period (months)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Third Extension Period Requirements	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Third Extension Benchmark Cap	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Fully Extended Maturity Date	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document(s)
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Recourse	Guaranties, Loan Agreement
Recourse Provisions	Guaranties, Loan Agreement
Recourse Carveout Guarantor	Guaranties, Loan Agreement
Sponsor	Guaranties, Loan Agreement
Affiliated Sponsor (Y/N)	Guaranties, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note, TIC Agreement, Loan Amendment
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal
Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal
Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal
# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal

ATTACHMENT A

Attribute	Source Document(s)
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
Lockbox Type	Loan Agreement, DACA Agreement
Cash Management Type	Loan Agreement, Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Cash Management Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Settlement Statement, Loan Agreement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Settlement Statement, Loan Agreement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve Cap($)	Settlement Statement, Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Springing Replacement Reserve Description	Settlement Statement, Loan Agreement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve Cap($)	Settlement Statement, Loan Agreement
Springing TI/LC Reserve Description	Settlement Statement, Loan Agreement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve (Monthly)($)	Settlement Statement, Loan Agreement
Debt Service Reserve Cap($)	Settlement Statement, Loan Agreement
Springing Debt Service Reserve Description	Settlement Statement, Loan Agreement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves Cap ($)	Settlement Statement, Loan Agreement
Other Reserves Description	Settlement Statement, Loan Agreement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement, Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Other Reserves 2 (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves 2 Cap ($)	Settlement Statement, Loan Agreement
Other Reserves 2 Description	Settlement Statement, Loan Agreement
Subordinate Debt (Y/N)	Loan Agreement, Loan Amendment, Promissory Note
Subordinate Debt Type	Loan Agreement, Loan Amendment, Promissory Note, Subordinate Debt Loan Agreement
Subordinate Debt Margin	Loan Agreement, Loan Amendment, Promissory Note, Subordinate Debt Loan Agreement
Subordinate Debt Interest Rate	Loan Agreement, Loan Amendment, Promissory Note, Subordinate Debt Loan Agreement
Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Loan Amendment, Promissory Note, Servicer Report, Subordinate Debt Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement, Loan Amendment, Promissory Note
Permitted Future Debt Type	Loan Agreement, Loan Amendment, Promissory Note
Grace Period Default (Days)	Loan Agreement, Loan Amendment, Promissory Note
Grace Period Late (Days)	Loan Agreement, Loan Amendment, Promissory Note
Initial Prepayment Provision	Loan Agreement, Loan Amendment, Promissory Note
Remaining Call Protection (Cut-off Date)	Loan Agreement, Loan Amendment, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Loan Amendment, Promissory Note
Appraisal Firm	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Interest Accrual Basis	Loan Agreement, Loan Amendment, Promissory Note
Lookback Period	Loan Agreement, Loan Amendment, Promissory Note
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant Square Feet	Underwritten Rent Roll Statement
Largest Tenant Expiration Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement
2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement
3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Square Feet	Underwritten Rent Roll Statement
4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Square Feet	Underwritten Rent Roll Statement
5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
First Extension Fee (%)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Second Extension Fee (%)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Third Extension Fee (%)	Loan Agreement, Loan Amendment, Promissory Note, Extension Letter
Exit Fee %	Loan Agreement, Loan Amendment, Promissory Note
Fully Extended IO Period (Initial)	Loan Agreement, Loan Amendment, Promissory Note
Borrower	Loan Agreement, Loan Amendment, Promissory Note
Lien Position	Title Policy
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Accrual Period	Loan Agreement, Loan Amendment, Promissory Note

ATTACHMENT A

Attribute	Source Document(s)
Rounding Factor	Loan Agreement, Loan Amendment, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Loan Amendment, Promissory Note
Rounding Direction	Loan Agreement, Loan Amendment, Promissory Note
Trended Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Trended Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Trended Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Trended Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Trended Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Trended Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Amortization Style	Loan Agreement, Loan Amendment, Promissory Note, Amortization Schedule
Amortization Rate	Loan Agreement, Loan Amendment, Promissory Note, Amortization Schedule
Amortization Basis	Loan Agreement, Loan Amendment, Promissory Note, Amortization Schedule

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
Collateral Interest Status	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest / Property Flag	Provided by the Company
Collateral Interest/Mortgaged Property Name	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Junior Participation Cut-off Date Balance	Provided by the Company
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Provided by the Company
Takeout Interest Rate Assumption	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units.
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units.
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units.
Mortgage Loan Annual Debt Service Payment (IO) ($)

For Collateral Interests that have Initial IO Period (Remaining) of greater than 0, product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360.

For Collateral Interests that have Initial IO Period (Remaining) equal to 0, set equal to “N/A.”

Mortgage Loan Annual Debt Service Payment (P&I) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Balloon,” product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360.

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Amortizing Balloon”, the average monthly P&I payment during the Original Loan Term (Remaining), recomputed using the Loan Agreement, Amortization Schedule and Mortgage Loan Cut-off Date Interest Rate, and multiplied by 12.

Mortgage Loan Annual Debt Service Payment (Cap) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Balloon,” product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Rate Cap and 365/360.

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Amortizing Balloon”, the average monthly P&I payment during the Original Loan Term (Remaining), recomputed using the Loan Agreement, Amortization Schedule and Mortgage Loan Rate Cap, and multiplied by 12.

ATTACHMENT B

Attribute	Calculation Methodology
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests.
Collateral Interest Balloon Balance ($)	Product of i) Mortgage Loan Balloon Balance ($) divided by Mortgage Loan Commitment Original Balance ($), and ii) Collateral Interest Cut-off Date Balance ($).
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Junior Participation Cut-off Date Balance and iii) Pari Passu Funded Amount.
Collateral Interest Annual Debt Service Payment (IO) ($)

For Collateral Interests that have Initial IO Period (Remaining) of greater than 0, Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate.

For Collateral Interests that have Initial IO Period (Remaining) equal to 0, set to “N/A.”

Collateral Interest Annual Debt Service Payment (P&I) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Balloon,” Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate.

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Amortizing Balloon,”, Collateral Interest Cut-off Date Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($), multiplied by Mortgage Loan Annual Debt Service Payment (P&I) ($).

Collateral Interest Annual Debt Service Payment (Cap) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Balloon,” Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Rate Cap.

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest-only, Amortizing Balloon,” Collateral Interest Cut-off Date Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($), multiplied by Mortgage Loan Annual Debt Service Payment (Cap) ($).

Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($).

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption rounded by the respective Rounding Factor subject to Mortgage Loan Rate Floor and Mortgage Loan Rate Cap.
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap.
Mortgage Loan Rate Floor	Mortgage Loan Margin plus Mortgage Loan Index Floor.
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective Rounding Factor subject to Mortgage Loan Rate Floor and Mortgage Loan Rate Cap.
Initial IO Period

For all Collateral Interests for which Amortization Type During Initial Term is “Interest-only, Balloon”, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date.

For all Collateral Interests for which Amortization Type During Initial Term is “Interest-only, Amortizing Balloon” number of payments between and including the First Payment Date and the payment before the commencement of the amortization term as sourced from the Loan Agreement, Amortization Schedule, Loan Amendment, or Promissory Note.

For all Collateral Interests for which Amortization Type During Initial Term is “Amortizing Balloon,” set equal to 0.

Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months).
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date.
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months).
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date.
First Extension Fee	First Extension Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($).

ATTACHMENT B

Attribute	Calculation Methodology
First Extension Benchmark Floor	Equals the Mortgage Loan Index Floor.
Second Extension Fee	Second Extension Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($).
Second Extension Benchmark Floor	Equals the Mortgage Loan Index Floor.
Third Extension Fee	Third Extension Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($).
Third Extension Benchmark Floor	Equals the Mortgage Loan Index Floor.
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months).
Mortgage Loan Most Recent NOI DSCR

Most Recent NOI divided by product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360.

For Collateral Interest AKA Rittenhouse Square, Most Recent NOI divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Mortgage Loan Most Recent NCF DSCR

Most Recent NCF divided by divided by product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360.

For Collateral Interest AKA Rittenhouse Square, Most Recent NCF divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($).
Collateral Interest Most Recent NOI DSCR	Set to equal Mortgage Loan Most Recent NOI DSCR.

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Most Recent NCF DSCR	Set to equal Mortgage Loan Most Recent NCF DSCR.
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NOI Debt Yield.
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NCF Debt Yield.
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR

Underwritten NOI ($) divided by product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360.

For Collateral Interest AKA Rittenhouse Square, Underwritten NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

Underwritten NCF ($) divided by product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360.

For Collateral Interest AKA Rittenhouse Square, Underwritten NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($).
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR.
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield.

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

Underwritten Stabilized NOI ($) divided by the product of i) Takeout Interest Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360.

For Collateral Interests 40 Bruckner Boulevard, Wyvernwood and AKA Rittenhouse Square, Underwritten Stabilized NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

Underwritten Stabilized NCF ($) divided by the product of i) Takeout Interest Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360.

For Collateral Interests 40 Bruckner Boulevard, Wyvernwood and AKA Rittenhouse Square, Underwritten Stabilized NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($).
Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.
Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.
Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.
Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR

Appraisal Stabilized NOI ($) divided by the product of i) Takeout Interest Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360.

For Collateral Interests 40 Bruckner Boulevard, Wyvernwood and AKA Rittenhouse Square, Appraisal Stabilized NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

Appraisal Stabilized NCF ($) divided by the product of i) Takeout Interest Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360.

For Collateral Interests 40 Bruckner Boulevard, Wyvernwood and AKA Rittenhouse Square, Appraisal Stabilized NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($).
Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR.
Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR.
Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield.
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield.
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($).
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($).
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of (a) the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (b) product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) 365/360, subject to any mezzanine interest rate cap in place.
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($).
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($).

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($).
Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Mortgage Loan Cut-off Date As-Is LTV Ratio.
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio.
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units.
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units.
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units.
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units.
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units.
Exit Fee ($)	Exit Fee % multiplied by Mortgage Loan Commitment Original Balance ($).
Fully Extended IO Period (Remaining)	Fully Extended IO Period (Initial) minus Seasoning (months).
Trended Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

Trended Underwritten Stabilized NOI ($) divided by the product of i) Takeout Interest Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360.

For Collateral Interests 40 Bruckner Boulevard, Wyvernwood and AKA Rittenhouse Square, Trended Underwritten Stabilized NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

ATTACHMENT B

Attribute	Calculation Methodology
Trended Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

Trended Underwritten Stabilized NCF ($) divided by the product of i) Takeout Interest Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360.

For Collateral Interests 40 Bruckner Boulevard, Wyvernwood and AKA Rittenhouse Square, Trended Underwritten Stabilized NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).

Trended Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Trended Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($).
Trended Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Trended Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($).
Trended Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Trended Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.
Trended Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Trended Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.
Trended Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Trended Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.
Trended Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Trended Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Source Document(s) or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interests with Collateral Interest/Mortgaged Property Names equal to Springside Middletown, The Danby, The Flats at Sugar Land and Armature Gate Townhomes were not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Mortgage, Cross-Collateralization Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement, Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Underwritten Rent Roll Statement, or other Source Document(s) and we were instructed by the Company to assume that all “Compared Attributes” relating to these Collateral Interests and related Mortgaged Properties are accurate and not to perform any comparison procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and related Mortgaged Properties and Compared or Recomputed Attribute(s):
Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
The Legacy Portfolio; Riello Edgewater; 64 Forty Apartments; Bedford Square - Building B; Bedford Square Building B – Senior; Bedford Square Building B – Mezzanine; The Elliot; The Danby; Casa Serena; Kenect Nashville; Ivystone; Eastlake 2851; Oaklyn; The Westline; TowsonTown Place Apartments; Easley & Rock Hill; Horizon Portfolio	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Set to 1.00x

C-1

ATTACHMENT C

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
The Legacy Portfolio; Riello Edgewater; Springside Middletown; 64 Forty Apartments; Bedford Square - Building B; Bedford Square Building B – Senior; Bedford Square Building B – Mezzanine; The Elliot; The Danby; Casa Serena; Piedmont; Kenect Nashville; Ivystone; Eastlake 2851; Oaklyn; Sawbuck; The Westline; TowsonTown Place Apartments; Easley & Rock Hill; Horizon Portfolio	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
64 Forty Apartments; Bedford Square - Building B; Bedford Square Building B – Senior; Bedford Square Building B -Mezzanine; The Danby; The Westline	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield; Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield; Total Debt Cut-off Date UW NOI DY	Set to N/A
Owings Park Apartments; The Volterra	Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($); Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Tamarac Village	Annual Ground Lease Payment ($)	Provided by the Company
AKA Rittenhouse Square	Specific Property Type	Provided by the Company
Easley & Rock Hill; Mallard Pointe; Deerfield	Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($);	Provided by the Company
AKA Sutton Place	Initial Maturity Date or Anticipated Repayment Date; Extension Options (Y/N); Extension Options Description; First Extension Period (months); First Extension Period Requirements; Fully Extended Maturity Date	Provided by the Company
Piedmont	Loan Purpose	Provided by the Company

C-2

ATTACHMENT C

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Stratford Arms	FIRREA Appraisal (Y/N)	Provided by the Company
The Legacy Portfolio	Subordinate Debt Cut-off Date Balance ($)	Provided by the Company

C-3